ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2014
ALLOWANCE FOR DOUBTFUL ACCOUNTS.
Allowance for doubtful accounts

3. ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts are primarily comprised of allowances for accounts receivable. An analysis of allowance for doubtful accounts for the years ended December 31, 2013 and 2014 is as follows:

	For the year ended December 31
	2013	2014
Balance, beginning of the year	3,513,353	5,041,727
Provision for doubtful accounts	1,528,374	927,921
Balance, end of the year	5,041,727	5,969,648